Consolidated Statements of Income (Loss) (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Interest Income
Loans, including fees	$ 4,676	$ 5,381	$ 9,502	$ 10,779
Securities:
Taxable	691	896	1,329	1,833
Tax-exempt	100	91	201	189
Other	52	23	132	47
Total interest income	5,519	6,391	11,164	12,848
Interest Expense
Deposits	1,183	1,673	2,469	3,393
Short-term borrowings	27	19	52	39
Long-term borrowings	408	410	813	845
Subordinated debentures	45	153	90	307
Total interest expense	1,663	2,255	3,424	4,584
Net interest income	3,856	4,136	7,740	8,264
Provision for loan losses	1,900	955	2,950	2,355
Net interest income after provision for loan losses	1,956	3,181	4,790	5,909
Noninterest Income
Service fees	252	317	505	604
Trust service fees	267	287	533	564
Investment product commissions	69	57	113	107
Mortgage banking	84	148	233	298
Gain on sale of investments		168	(55)	168
Other	260	243	1,025	466
Total noninterest income	932	1,220	2,409	2,207
Noninterest Expense
Salaries and employee benefits	2,096	2,105	4,227	4,210
Occupancy	426	469	910	930
Data processing	161	162	334	328
Foreclosure/OREO expense	129	130	171	124
Legal and professional fees	224	184	391	381
FDIC expense	285	230	599	465
Loss on sale of investments		(168)	55	(168)
Other	816	665	1,624	1,289
Total noninterest expense	4,137	3,945	8,311	7,727
Income (loss) before income taxes	(1,249)	456	(1,112)	389
Income tax (benefit) expense	(549)	128	(552)	48
Net income (loss)	(700)	328	(560)	341
Preferred stock dividends, discount and premium	(162)	(160)	(322)	(321)
Net income (loss) available to common equity	$ (862)	$ 168	$ (882)	$ 20
Earnings (Loss) Per Common Share:
Basic and diluted (in Dollars per share)	$ (0.52)	$ 0.10	$ (0.53)	$ 0.01
Cash dividends declared per common share (in Dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00